OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Assets [Abstract]
Components of Other Assets

	As at
	December 31, 2017	December 31, 2016
Remediation trust funds - current	$24.0	$—
Remediation trust funds - non-current	87.6	106.5
Prepaid tax assessment	12.2	12.2
	$123.8	$118.7